Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Liquidity [Abstract]
Working Capital	¥ 39,826
Cash and cash equivalents	23,473		¥ 4,150		$ 3,357
Net loss	(173,272)	$ (24,778)	5,776	¥ (6,372)
Share-based compensation	111,109	15,888
Net cash used in operating activities	(41,201)	$ (5,891)	¥ 4,670	¥ (16,844)
Bank loan facility	¥ 30,000